Related parties - Schedule of Disclosure of Significant Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries, wages and benefits	€ 2,542	€ 2,272	€ 1,735
Share-based payments	2,781	3,254	2,386
Supervisory Board’s fees	407	392	225
Total compensation to related parties	€ 5,730	€ 5,918	€ 4,346